Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	QUAKER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 28, 2011
Supplement [Text Block]	qit_SupplementTextBlock	QUAKER INVESTMENT TRUST

Supplement dated April 5, 2012
To the Prospectus Dated October 28, 2011 for the
QUAKER SMALL-CAP VALUE FUND

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus.

Effective immediately, the following replaces text found in the Small-Cap Stocks section under the heading “Principal Investment Strategies”on page 23 and page 44 of the Funds’ Prospectus.
  Small-Cap Stocks. The Fund invests at least 80% of its total assets in U.S. common stocks of companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The market capitalization of companies in the Russell 2000® Index ranged from approximately $10.015 million to $3.286 billion as of September 30, 2011. The market capitalization of companies in the Russell 2500® Index ranged from approximately $10.015 million to $6.467 billion as of September 30, 2011.

Quaker Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	qit_SupplementTextBlock	QUAKER INVESTMENT TRUST

Supplement dated April 5, 2012
To the Prospectus Dated October 28, 2011 for the
QUAKER SMALL-CAP VALUE FUND

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus.

Effective immediately, the following replaces text found in the Small-Cap Stocks section under the heading “Principal Investment Strategies”on page 23 and page 44 of the Funds’ Prospectus.
  Small-Cap Stocks. The Fund invests at least 80% of its total assets in U.S. common stocks of companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The market capitalization of companies in the Russell 2000® Index ranged from approximately $10.015 million to $3.286 billion as of September 30, 2011. The market capitalization of companies in the Russell 2500® Index ranged from approximately $10.015 million to $6.467 billion as of September 30, 2011.